Equity - Schedule of Black-Scholes Option-Pricing Model (Details)	Jun. 30, 2026
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	626,000
Measurement Input, Expected Dividend Rate [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value
Expected volatility [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	61.84
Expected volatility [Member] | Minimum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	60.78
Risk-free interest [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	3.82
Risk-free interest [Member] | Minimum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	3.77
Expected term [Member] | Maximum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	6.13
Expected term [Member] | Minimum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	5.64
Exercise price [Member] | Maximum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	9.37
Exercise price [Member] | Minimum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	0.16
Share price [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	11